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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         SCSF Equities, LLC as agent for Sun Capital
                 ----------------------------------------------------
                 Securities, LLC and Sun Capital Securities III, Ltd.
                 ----------------------------------------------------
   Address:      5200 Town Center Circle
                 ----------------------------------------------------
                 Suite 600
                 ----------------------------------------------------
                 Boca Raton, FL 33486
                 ----------------------------------------------------

Form 13F File Number: 028-12343
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Philip E. Brown
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   (561) 394-0550
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ Philip E. Brown           New York, NY        November 14, 2008
   -----------------------------   -----------------   ----------------
         [Signature]                 [City, State]          [Date]

This report is being filed by SCSF Equities, LLC, a Delaware limited liability company ("SCSF Equities") and Sun Capital Master Securities Fund III, L.P. ("Master Fund III"), a Cayman Islands exempted limited partnership. SCSF Equities is an affiliate of Sun Capital Securities Offshore Fund, Ltd., a Cayman Islands exempted company ("Sun Offshore Fund"), Sun Capital Securities Fund, LP, a Delaware limited partnership ("Sun Securities Fund"), Sun Capital Securities Advisors, LP, a Delaware limited partnership ("Sun Advisors") and Sun Capital Securities, LLC, a Delaware limited liability company ("Sun Capital Securities"). Master Fund III is an affiliate of Sun Capital Securities Offshore Fund III, Ltd., a Cayman Islands exempted company ("Sun Offshore Fund III"), Sun Capital Securities Fund III, LP, a Delaware limited partnership ("Sun Securities Fund III"), Sun Capital Securities Advisors III, L.P., a Cayman Islands exempted limited partnership ("Sun Advisors III") and Sun Capital Securities III, Ltd., a Cayman Islands exempted company ("Sun Capital Securities III").
 Marc J. Leder ("Leder") and Rodger R. Krouse ("Krouse") may each be deemed to control SCSF Equities, Sun Securities Fund and Sun Advisors, as Leder and Krouse each own 50% of the membership interests in Sun Capital Securities, which in turn is the general partner of Sun Advisors, which in turn is the general partner of Sun Securities Fund, which in turn is the managing member of SCSF Equities. Leder and Krouse may each be deemed to control the Sun Offshore Fund by virtue of them being the only two directors of the Sun Offshore Fund. Sun Offshore Fund, in turn, owns a majority of the membership interests of SCSF Equities. Leder and Krouse may each be deemed to control Master Fund III by virtue of them being the only two directors of Sun Capital Securities III, which in turn is the general partner of Sun Advisors III, which in turn is the general partner of Master Fund III. None of SCSF Equities, Sun Offshore Fund, Sun Securities Fund, Sun Advisors or Master Fund III separately exercises voting or investment discretion over the securities set forth in the information table included herein.

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                        --------------------

Form 13F Information Table Entry Total:     13
                                        --------------------

Form 13F Information Table Value Total:   $211,500
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5       COLUMN 6      COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- -------------------- -------------  ---------- ----------------------
                                                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT       OTHER      VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN  CALL  DISCRETION      MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- ------------------- --------------- ---------- ------ -------- ------

Accuride Corporation      Common Stock     004398103  5,599        3,499,102      Shared-Defined   None       Sole

American Italian          Class A Common
  Pasta Company             Stock          027070101 47,946        2,888,300      Shared-Defined   None       Sole

ArvinMeritor
  Incorporated            Common Stock     043353101  8,173          626,791      Shared-Defined   None       Sole

C&D Technologies, Inc.    Common Stock     124661109 10,719        1,887,229      Shared-Defined   None       Sole

Coleman Cable, Inc.       Common Stock     193459302 14,939        1,489,399      Shared-Defined   None       Sole

CVR Energy, Inc.          Common Stock     12662P108 10,122        1,188,079      Shared-Defined   None       Sole

Design Within Reach,
  Inc.                    Common Stock     250557105  8,624        2,523,200      Shared-Defined   None       Sole

Furniture Brands
  International, Inc.     Common Stock     360921100 48,201        4,581,881      Shared-Defined   None       Sole

Georgia Gulf Corporation  Common Stock     373200203 10,748        4,299,132      Shared-Defined   None       Sole

Modine Manufacturing
  Company                 Common Stock     607828100 12,825          885,700      Shared-Defined   None       Sole

Nautilus, Inc.            Common Stock     63910B102  6,777        1,482,963      Shared-Defined   None       Sole

Navistar International
  Corporation             Common Stock     63934E108 11,525          212,714      Shared-Defined   None       Sole

Pier 1 Imports, Inc.      Common Stock     720279108 15,302        3,705,125      Shared-Defined   None       Sole

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